Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 457,024	$ 708,151
Accounts receivable, net of allowance	1,395,248	1,440,501
Prepaid expenses	191,572	203,485
Other current assets	136,299	161,157
Total Current Assets	2,180,143	2,513,294
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,614,199	1,765,510
Other property, plant and equipment, net	1,084,865	1,132,120
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,411,071	2,416,406
Indefinite-lived intangibles - permits	1,066,748	1,067,783
Other intangibles, net	1,206,727	1,466,546
Goodwill	4,187,424	4,202,187
OTHER ASSETS
Other assets	289,065	533,456
Total Assets	14,040,242	15,097,302
CURRENT LIABILITIES
Accounts payable	132,258	131,370
Accrued expenses	799,475	807,210
Accrued interest	252,900	194,844
Deferred income	176,048	176,460
Current portion of long-term debt	3,604	453,734
Total Current Liabilities	1,364,285	1,763,618
Long-term debt	20,322,414	20,030,479
Deferred income taxes	1,563,888	1,537,820
Other long-term liabilities	$ 454,863	$ 462,020
Commitments and contingent liabilities
SHAREHOLDERS' DEFICIT
Noncontrolling interest	$ 224,140	$ 245,531
Additional paid-in capital	2,102,789	2,148,303
Accumulated deficit	(11,682,390)	(10,888,629)
Accumulated other comprehensive loss	(308,590)	(196,073)
Cost of shares (227,638 in 2014 and 1,402,227 in 2013) held in treasury	(1,246)	(5,856)
Total Shareholders' Deficit	(9,665,208)	(8,696,635)
Total Liabilities and Shareholders' Deficit	14,040,242	15,097,302
Common Class A [Member]
SHAREHOLDERS' DEFICIT
Common stock	29	29
Common Class B [Member]
SHAREHOLDERS' DEFICIT
Common stock	1	1
Common Class C [Member]
SHAREHOLDERS' DEFICIT
Common stock	$ 59	$ 59